Loss Per Share (Tables)	6 Months Ended
Jun. 30, 2026
Loss Per Share [Abstract]
Schedule of Diluted Net Loss Per Share

A summary of the potentially dilutive securities that were excluded from diluted net loss per share because their effect would be anti-dilutive is presented as follows:

	June 30.
	2026	2025
Stock Options	148,348	322,045
Warrants	1,592,590	-
Convertible preferred shares and PPCs	307,506	-
	2,048,444	322,045